DEBT SECURITIES IN ISSUE - Additional information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Securities In Issue [Line Items]
Debt securities in issue	£ 41,388	£ 35,673
Group entities
Debt Securities In Issue [Line Items]
Debt securities in issue	£ 9,626	£ 9,036